Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2017	Dec 31 2016
Restricted cash	$27,863	$35,386
Chile VAT receivable	25,456	23,406
Investment in Carbon Recycling International	4,502	4,502
Defined benefit pension plans (note 20)	6,650	5,862
Other	13,555	9,628
	$78,026	$78,784